Financial Assets and Financial Liabilities - Summary of Outstanding Balances of Principal Amount of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks (Detail)
$ in Thousands, ₽ in Millions
	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	₽ 408,955		₽ 397,900
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	257,195		270,360
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	54,857		102,040
Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	96,903		25,500
Gazprombank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	142,635		148,238
VTB [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	73,416		72,570
VTB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	7,573		6,172
VTB [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	74,794		3,334
Sberbank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	25,723		26,459
Sberbank [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	23,147	$ 333,198	14,626	$ 253,927
Bonds [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	10,979		14,459
Exim Bank Of Russia [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	3,305		3,049
Uralsib [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt			2,214
Eurasian Development Bank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt			517
Raiffeisen Bank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt			139
Raiffeisen Bank [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	14		411
Other banks [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	1,137		2,715
Other banks [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	540		333
Other banks [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	936		882
BNP [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	10,759		8,894
BNP [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	15,752		13,504
VEB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	8,794		10,090
MCB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	4,037		4,096
Pre-export facility [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	7		57,829
ING [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	2,541		2,182
NatWest Markets [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	1,549		1,342
Commerz Bank [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	₽ 1,317		875
UniCredit Bank [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt			₽ 2,970